Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party disclosures

30. Related party disclosures

Entity with significant influence over the Group

China Resources Verlinvest Health Investment Limited (Org No 2380741), headquartered in Hong Kong, the People’s Republic of China, owns 45.9% of the ordinary shares in the Group (2021: 45.9%). Related parties are China Resources Verlinvest Health Investment Limited and its subsidiaries, as well as the Board of Directors and key management (senior executives and their associates) in the Group. Information about key management compensation is found in Note 7 Employee and personnel costs.

Subsidiaries

Interests in subsidiaries are set out in Note 13 Investments in subsidiaries.

Transactions with related parties

For 2022, $1.0 million (2021: $0.9 million, 2020: $0.1 million) has been recognized in the consolidated statement of operations for compensation to the Board of Directors.

In December 2021, Oatly entered into a consulting agreement (the “Consulting Agreement”) with Bernard Hours, a non-executive director, pursuant to which Oatly agreed to pay a fixed rate of $0.1 million for services performed through June 2022 pursuant to the Consulting Agreement. For the year ended December 31, 2022, Oatly paid $0.1 million to Mr. Hours. No amounts were paid to Mr. Hours in 2021.

For the year ended December 31, 2022, Oatly expensed $0.9 million (2021: $0.3 million, 2020: $0.5 million) pursuant to a Distribution Agreement with the distribution company Chef Sam, of which Bernard Hours, a member of our Board of Directors, is a 33% owner.

Loans to related parties

During 2016 to 2020, the Group granted warrants to certain members of key management, other employees and to an entity controlled by related parties. In addition to the warrants, the Group issued full recourse loans at a market rate to the participants for the purchase price of the warrants. The balances outstanding relating to certain members of key management was $3.3 million at December 31, 2020. In connection with the Company’s IPO in May 2021, the warrants were exercised, and the loans were repaid by the warrant holders.

Shareholder loans from related parties

The shareholder loans received during 2020 have been completely settled in connection with the Company’s IPO in May 2021. The shareholder loan is described in more detail in Note 27 Shareholder loans.